FEDERATED EQUITY INCOME FUND, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000

                                     May 30, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY INCOME FUND, INC.
         1933 Act File No. 33-6901
         1940 ACT FILE NO. 811-4743

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated May 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 29 on May 30, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-2284.

                                          Very truly yours,



                                          /s/ Amanda J. Reed
                                          Amanda J. Reed
                                          Assistant Secretary